Pension and Other Benefit Programs - One Percentage Point (ppt) Change on Projected Benefit Obligations (Detail) $ in Millions	12 Months Ended
Sep. 29, 2018 USD ($)
Retirement Benefits [Abstract]
Impact of 1 ppt Discount Rate decrease on Benefit Expense	$ 241
Impact of 1 ppt Discount Rate increase on Benefit Expense	(229)
Impact of 1 ppt Discount Rate decrease on Projected Benefit Obligations	2,680
Impact of 1 ppt Discount Rate increase on Projected Benefit Obligations	(2,275)
Impact of 1 ppt Expected Long-Term Rate of Return on Assets Decrease on Benefit Expense	135
Impact of 1 ppt Expected Long-Term Rate of Return on Assets Increase on Benefit Expense	(135)
Impact of 1 ppt Healthcare Cost Trend Rate decrease on Net Periodic Postretirement Medical Cost	(23)
Impact of 1 ppt Healthcare Cost Trend Rate increase on Net Periodic Postretirement Medical Cost	30
Impact of 1 ppt Healthcare Cost Trend Rate decrease on Projected Benefit Obligations	(213)
Impact of 1 ppt Healthcare Cost Trend Rate increase on Projected Benefit Obligations	$ 283